UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02201
Cutwater Select Income Fund (formerly, Rivus Bond Fund)
(Exact name of registrant as specified in charter)
113 King Street
Armonk, NY 10504
(Address of principal executive offices) (Zip code)
Clifford D. Corso
113 King Street
Armonk, NY 10504
(Name and address of agent for service)
Registrant’s telephone number, including area code: 914-273-4545
Date of fiscal year end: March 31
Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (unaudited)	December 31, 2011

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
CORPORATE DEBT SECURITIES (81.95%)
AUTOMOTIVE (1.83%)
Ford Holdings Co. Gty., 9.30%, 03/01/30	Ba2/BB+	$1,000	$1,245,000
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Ba2/BB+	500	605,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.00%, 10/01/13	Ba1/BB+	1,000	1,060,331
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.875%, 08/02/21	Ba1/BB+	750	781,656
Goodyear Tire & Rubber Co., Co. Gty. Notes, 10.50%, 05/15/16(b)	B1/B+	166	183,015

			3,875,002

CHEMICALS (3.34%)
Braskem Finance, Ltd., Co Gty., 7.00%, 05/07/20, 144A	Baa3/BBB-	500	533,750
Braskem Finance, Ltd., Co. Gty., 5.75%, 04/15/21, 144A	Baa3/BBB-	500	496,250
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa3/BBB	500	654,163
Grupo Petrotemex SA de CV, Sr. Unsec. Notes, 9.50%, 08/19/14, 144A	NA/BB	500	540,000
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	442,514
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	Baa1/BBB	500	486,690
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A	Baa1/BBB	1,500	1,421,105
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa3/BBB	2,000	2,256,984
Westlake Chemicals Corp., Co. Gty., 6.625%, 01/15/16(b)	Baa3/BBB-	250	253,125

			7,084,581

DIVERSIFIED FINANCIAL SERVICES (12.33%)
Akbank TAS, Sr. Unsec. Notes, 6.50%, 03/09/18, 144A	Ba1/NA	1,000	990,000
Ally Financial, Inc., Co. Gty., 7.50%, 09/15/20	B1/B+	315	318,150
American Express Co., Sr. Unsec. Notes, 7.00%, 03/19/18	A3/BBB+	1,000	1,208,415
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa1/A-	190	175,509
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/A-	500	475,914
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17	Baa2/BBB+	1,000	902,210
BNP Paribas SA, Jr. Sub. Notes, 5.186%, 06/29/15, 144A(c),(d)	Baa3/BBB+	1,000	660,000
Capital One Capital V, Ltd. Gtd., 10.25%, 08/15/39	Baa3/BB+	1,500	1,556,250
CDP Financial, Inc., Co. Gtd., 4.40%, 11/25/19, 144A	Aaa/AAA	400	434,015
Chase Capital II, Ltd. Gtd., Series B, 0.929%, 02/01/27(b),(c)	A2/BBB	70	47,963
Citigroup Capital XXI, Co. Gty., 8.30%, 12/21/77(b),(c)	Baa3/BB	500	499,375
Citigroup, Inc., Sr. Unsec. Notes, 6.375%, 08/12/14	A3/A-	151	158,478
Citigroup, Inc., Sr. Unsec. Notes, 6.01%, 01/15/15	A3/A-	1,000	1,044,705
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/A-	125	153,042
Citigroup, Inc., Unsec. Notes, 8.50%, 05/22/19	A3/A-	595	700,366
CoBank ACB, Sub. Notes, 7.875%, 04/16/18, 144A	NA/A	500	598,282
Corp. Andina de Fomento, Sr. Unsec. Notes, 3.75%, 01/15/16	A1/A+	95	96,464
Credit Agricole SA, Jr. Sub. Notes, 6.637%, 05/31/17, 144A(c),(d)	Baa3/BBB-	750	435,000
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	243,792
Export-Import Bank of Korea, Sr. Unsec. Notes, 8.125%, 01/21/14	A1/A	500	552,595
FleetBoston Financial Corp., Sub. Notes, 6.875%, 01/15/28	Baa2/BBB+	500	449,083
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	Aa2/AA+	230	257,600
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	Aa2/AA+	1,000	1,198,032
HSBC USA Capital Funding LP, Ltd. Gtd., 10.176%, 06/30/30, 144A,(c),(d)	A3/BBB+	500	615,000
HSBC USA Trust II, Bank Gtd., 8.38%, 05/15/27, 144A(b)	NA/BBB+	2,500	2,477,883
HSBC Finance Corp., Sr. Unsec. Notes, 7.00%, 05/15/12	A3/A	500	509,323
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20	Aa3/A	175	178,713
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.35%, 08/15/21	Aa3/A	105	106,040
JPMorgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17	Aa2/A	1,000	1,075,705
JPMorgan Chase Capital XXII, Ltd. Gtd., Series V, 6.45%, 01/15/87	A2/BBB	1,000	1,000,000
JPMorgan Chase Capital XXV, Ltd. Gtd., Series Y, 6.80%, 10/01/37	A2/BBB	850	853,188
Landesbank Baden-Wuerttemberg NY, Sub. Notes, 6.35%, 04/01/12	Aaa/NR	500	505,252
Lloyds TSB Bank PLC, Bank Gtd., 6.375%, 01/21/21	A1/A	2,000	2,004,270
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, 6.875%, 04/25/18	Baa1/A-	1,000	985,939
The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
Merrill Lynch & Co., Inc., Sub. Notes, 6.05%, 05/16/16	Baa2/BBB+	$320	$301,619
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	A2/A-	300	293,594
National Agricultural Cooperative Federation, Sr. Notes, 5.00%, 09/30/14, 144A	A1/A	500	525,397
Santander US Debt SA Unipersonal, Bank Gtd., 3.724%, 01/20/15, 144A	Aa3/AA-	100	90,802
UBS AG Stamford CT, Bank Notes, 4.875%, 08/04/20	Aa3/A	250	248,295
UBS Preferred Funding Trust V, Jr. Sub. Notes, Series 1, 6.243%, 05/15/16(c),(d)	Baa3/BBB-	500	423,125
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 01/30/12(c),(d)	Baa3/BBB+	1,000	837,500

			26,186,885

ENERGY (12.99%)
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26	A3/A-	500	679,646
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	A2/A	850	1,235,292
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/17, 144A(b)	Ba2/BB+	900	994,500
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,094,464
EL Paso Corp., Sr. Unsec. Notes, 8.05%, 10/15/30	Ba3/BB-	1,000	1,165,000
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Ba1/BB	1,000	1,040,000
EQT Corp., Sr. Unsec. Notes, 4.875%, 11/15/21	Baa2/BBB	1,455	1,468,740
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	130	171,673
Gaz Capital SA, Sr. Unsec. Notes, 8.125%, 07/31/14, 144A	Baa1/BBB	500	540,000
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(b)	NA/BBB-	1,000	1,066,756
KazMunayGas National Co., Sr. Unsec. Notes, 11.75%, 01/23/15, 144A	Baa3/BBB-	500	587,500
KazMunayGas National Co., Sr. Unsec. Notes, 6.375%, 04/09/21, 144A	Baa3/BBB-	500	507,500
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A	Baa2/BBB-	1,000	980,000
Motiva Enterprises LLC, Notes, 5.75%, 01/15/20, 144A	A2/A	64	74,379
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/A	124	160,321
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19	Baa2/BBB	625	786,184
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20(b)	B1/BB-	500	502,500
Pemex Project Funding Master Trust, Co. Gty., 6.625%, 06/15/35	Baa1/BBB	105	119,044
Petrohawk Energy Corp., Co. Gty., 7.875%, 06/01/15(b)	Baa3/BBB+	160	170,400
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa1/BBB	250	311,875
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa1/BBB	750	832,725
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19, 144A	Baa3/BBB	500	590,000
Pride International, Inc., Co. Gty., 8.50%, 06/15/19	Baa1/BBB+	500	619,166
Pride International, Inc., Co. Gty., 6.875%, 08/15/20	Baa1/BBB+	500	586,215
SEACOR Holdings, Inc., Sr. Unsec. Notes, 7.375%, 10/01/19	Ba1/BB+	1,000	1,054,726
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19	Aa1/AA	1,000	1,160,349
Transocean, Inc., Co. Gty., 7.50%, 04/15/31	Baa3/BBB-	500	518,931
Transocean, Inc., Co. Gty., Series C, 1.50%, 12/15/37(b)	Baa3/BBB-	280	275,100
Valero Energy Corp., Co. Gty., 9.375%, 03/15/19	Baa2/BBB	124	159,011
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,301,053
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	737,606
Weatherford International, Ltd. Bermuda, Co. Gty., 6.75%, 09/15/40	Baa2/BBB	2,000	2,268,760
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24	A2/A	2,539	3,718,843
Williams Cos., Inc., Sr. Unsec. Notes, 8.75%, 03/15/32	Baa3/BB+	81	106,130

			27,584,389

FOOD AND BEVERAGE (1.00%)
Anheuser-Busch InBev Worldwide, Inc. Co. Gty., 7.75%, 01/15/19	Baa1/A-	325	420,926
Anheuser-Busch InBev Worldwide, Inc. Co. Gty., 8.20%, 01/15/39	Baa1/A-	27	42,567
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19	Baa2/BBB-	125	152,155
Delhaize Group SA, Co. Gty., 5.70%, 10/01/40	Baa3/BBB-	709	727,839
The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
FOOD AND BEVERAGE (Continued)
Kraft Foods, Inc., Sr. Unsec. Notes, 5.375%, 02/10/20	Baa2/BBB-	$241	$278,078
Smithfield Foods, Inc., Sr. Sec. Notes., 10.00%, 07/15/14	Ba2/BB+	290	337,125
WM Wrigley Jr. Co., Sr. Sec. Notes, 3.70%, 06/30/14, 144A	Baa1/NA	165	170,104

			2,128,794

GAMING, LODGING & LEISURE (0.53%)
Firekeepers Development Authority, Sr. Sec. Notes, 13.875%, 05/01/15, 144A(b)	B2/B+	750	851,249
Royal Caribbean Cruises, Ltd., Sr. Unsec. Notes, 7.00%, 06/15/13	Ba2/BB	250	262,500

			1,113,749

HEALTHCARE (1.04%)
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A	Ba2/BB	750	749,062
Fresenius US Finance II, Inc., Co. Gty., 9.00%, 07/15/15, 144A	Ba1/BB	250	280,313
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18	A1/AA	500	626,058
Mylan, Inc., Co. Gty., 7.875%, 07/15/20, 144A(b)	Ba3/BB	500	551,875

			2,207,308

INDUSTRIAL (4.54%)
Affinion Group, Inc., Co. Gty., 11.50%, 10/15/15(b)	Caa1/B-	460	401,350
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20	Baa3/BBB-	640	664,944
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37	Baa3/BBB-	244	231,412
Altria Group, Inc., Co. Gty., 9.70%, 11/10/18	Baa1/BBB	317	426,496
Altria Group, Inc., Co. Gty., 10.20%, 02/06/39	Baa1/BBB	29	45,127
ArcelorMittal, Sr. Unsec. Notes, 7.00%, 10/15/39	Baa3/BBB-	405	376,372
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20	Baa3/BBB-	500	536,077
Belden, Inc., Co. Gty., 7.00%, 03/15/17(b)	Ba2/B+	250	249,688
Gerdau Trade, Inc., Co. Gty., 5.75%, 01/30/21, 144A	NR/BBB-	500	496,250
GXS Worldwide, Inc., Sr. Sec. Notes, 9.75%, 06/15/15(b)	B2/B	65	60,125
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A	Baa2/BBB	1,000	1,030,469
Ingersoll-Rand Global Holding Co., Ltd., Co. Gty., 6.875%, 08/15/18	Baa1/BBB+	185	224,087
L-3 Communications Corp., Co. Gty., 6.375%, 10/15/15(b)	Ba1/BB+	700	717,500
Meccanica Holdings USA, Inc., Co. Gty., 6.25%, 07/15/19, 144A	Baa2/BBB-	129	105,608
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	682,533
Sealed Air Corp., Sr. Unsec. Notes, 7.875%, 06/15/17(b)	B1/BB	500	527,383
Tyco International Finance SA, Co. Gty., 8.50%, 01/15/19	A3/A-	93	119,791
Tyco International Ltd./Tyco International Finance SA, Co. Gty., 7.00%, 12/15/19	A3/A-	1,250	1,540,274
Waste Management, Inc., Sr. Unsec. Notes, 7.125%, 12/15/17	Baa3/BBB	500	602,858
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa2/BBB	500	546,646
XM Satellite Radio, Inc., Co. Gty., 13.00%, 08/01/14, 144A	B2/BB	57	64,695

			9,649,685

INSURANCE (6.20%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	750	810,006
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(b),(c)	Baa2/BBB	2,000	1,780,000
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/BBB+	3,000	3,109,254
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	137,476
Liberty Mutual Group, Inc., Bonds, 7.00%, 03/15/34, 144A	Baa2/BBB-	250	265,647
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB	1,000	1,255,000
Lincoln National Corp., Jr. Sub. Notes, 6.05%, 04/20/67(b),(c)	Ba1/BBB	500	416,250
Manulife Financial Corp., Sr. Unsec. Notes, 4.90%, 09/17/20	NA/A-	250	254,899
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	731,379
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(b)	Baa2/BBB	500	571,250
The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
INSURANCE (Continued)
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(b)	Baa2/BBB	$1,000	$1,320,000
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	259,818
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	131,525
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(b),(c)	Baa3/BBB+	1,000	1,145,000
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(b),(c)	A3/BBB+	500	483,750
XL Capital Finance Europe PLC, Co. Gty., 6.50%, 01/15/12	Baa2/BBB+	500	500,607

			13,171,861

MEDIA (8.81%)
CBS Corp., Co. Gty., 8.875%, 05/15/19	Baa2/BBB	350	449,536
Cengage Learning Acquisitions, Inc., Co. Gty., 13.25%, 07/15/15, 144A(b),(e)	Caa2/CCC+	500	321,250
Comcast Cable Holdings LLC, Co. Gty., 9.80%, 02/01/12	Baa1/BBB+	1,500	1,509,942
Comcast Corp., Co. Gty., 7.05%, 03/15/33	Baa1/BBB+	2,000	2,527,646
COX Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,655,904
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	596,232
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	179,292
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,647,234
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 10.00%, 07/15/17(b)	Baa3/BB+	500	571,250
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/NA	100	106,500
NBC Universal Media LLC, Inc., Sr. Unsec. Notes, 5.15%, 04/30/20	Baa2/BBB+	175	194,841
NBC Universal Media LLC, Inc., Sr. Unsec. Notes, 5.95%, 04/01/41	Baa2/BBB+	95	111,664
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,628,613
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Baa2/BBB	1,360	1,782,581
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	4,103,577
Viacom, Inc., Co. Gty., 7.875%, 07/30/30	Baa2/BBB	250	318,049

			18,704,111

MINING (4.07%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/14, 144A	Baa1/BBB+	339	386,981
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa1/BBB+	500	636,211
AngloGold Ashanti Holdings PLC, Co. Gty., 5.375%, 04/15/20	Baa3/BBB-	310	307,971
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18	Baa1/A-	500	601,588
Corp. Nacional del Cobre de Chile, Sr. Unsec. Notes, 3.875%, 11/03/21, 144A	A1/A	1,500	1,527,237
Freeport-McMoran Copper & Gold, Inc., Sr. Unsec. Notes, 8.375%, 04/01/17(b)	Baa3/BBB	500	531,250
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Baa2/BBB	250	373,741
Newcrest Finance Property, Ltd., 4.45%, 11/15/21, 144A	Baa2/BBB+	1,500	1,479,555
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	A3/A-	85	116,006
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(b)	Baa2/BBB	1,000	1,100,239
Vale Overseas, Ltd., Co. Gty., 6.25%, 01/23/17	Baa2/A-	500	563,459
Xstrata Canada Financial Corp., Co. Gty., 4.95%, 11/15/21, 144A	Baa2/BBB+	1,000	1,021,625

			8,645,863

PAPER (1.93%)
Cenveo Corp., Co. Gty., 10.50%, 08/15/16, 144A(b)	Caa1/CCC+	400	337,000
Georgia-Pacific LLC, Co. Gty., 5.40%, 11/01/20, 144A	Baa3/A-	670	742,123
Smurfit Kappa Treasury Funding, Ltd., Co. Gty., 7.50%, 11/20/25	Ba2/BB	2,000	1,890,000
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Ba1/BBB	1,000	1,136,955

			4,106,078

REAL ESTATE INVESTMENT TRUST (REIT) (4.64%)
Biomed Realty LP, Co. Gty., 6.125%, 04/15/20	Baa3/BBB-	350	367,372
Duke Realty LP, Sr. Unsec. Notes, 6.50%, 01/15/18	Baa2/BBB-	500	552,510
Duke Realty LP, Sr. Unsec. Notes, 8.25%, 08/15/19	Baa2/BBB-	500	587,511
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13	Baa1/BBB+	750	790,541
The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
REAL ESTATE INVESTMENT TRUST (REIT) (Continued)
Federal Realty Investment Trust, Sr. Unsec. Notes, 6.20%, 01/15/17	Baa1/BBB+	$290	$321,201
Goodman Funding Property, Ltd., Sr. Unsec. Notes, 6.375%, 04/15/21, 144A	Baa3/BBB	1,050	1,068,399
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(b)	Baa2/BBB-	1,500	1,469,553
Host Hotels & Resorts LP, Co. Gty., 6.00%, 11/01/20(b)	Ba1/BB+	1,000	1,022,500
Liberty Property LP, Sr. Unsec. Notes, 7.50%, 01/15/18	Baa1/BBB	1,000	1,160,176
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.00%, 05/20/15	Baa2/BBB	500	536,924
Simon Property Group LP, Sr. Unsec. Notes, 6.125%, 05/30/18	A3/A-	750	861,004
WEA Finance, LLC, Co. Gty., 7.125%, 04/15/18, 144A	A2/A-	500	558,812
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A	A2/A-	500	557,673

			9,854,176

RETAIL & RESTAURANT (0.60%)
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16	Baa2/BBB	500	578,147
Levi Strauss & Co., Sr. Unsec. Notes, 8.875%, 04/01/16(b)	B2/B+	500	520,000
Limited Brands, Inc., Co. Gty., 8.50%, 06/15/19	Ba1/BB+	150	174,750

			1,272,897

TECHNOLOGY (0.08%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40	A3/BBB+	60	70,443
Mantech International Corp., Co. Gty., 7.25%, 04/15/18(b)	Ba2/BB+	100	101,875

			172,318

TELECOMMUNICATIONS (9.32%)
AT&T, Inc., Sr. Unsec. Notes, 5.35%, 09/01/40	A2/A-	2,548	2,866,245
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 8.50%, 11/15/18	A2/A-	229	309,081
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Baa2/BBB-	1,000	1,126,357
Deutsche Telekom International Finance BV, Co. Gtd., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,789,820
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba2/BB	500	503,750
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba2/BB	500	456,250
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa1/A-	1,500	1,886,285
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	788,775
Level 3 Financing, Inc., Co, Gty., 10.00%, 02/01/18(b)	B3/CCC	610	646,600
NII Capital Corp., Co. Gty., 10.00%, 08/15/16(b)	B2/B+	500	567,500
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(b)	Baa3/BBB-	1,000	997,702
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(b)	Baa3/BBB-	1,100	1,092,619
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(b)	Baa3/BBB-	500	498,573
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B3/B+	1,500	1,070,625
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B3/B+	1,000	808,750
Trilogy International Partners LLC/Trilogy International Finance, Inc., Sr. Sec. Notes, 10.25%, 08/15/16, 144A(b)	Caa1/CCC+	100	91,500
Verizon Communications, Inc., Sr. Unsec. Notes, 8.75%, 11/01/18	A3/A-	292	394,412
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30	A3/A-	1,646	2,292,412
Virgin Media Finance PLC, Co. Gty., 8.375%, 10/15/19(b)	Ba2/BB-	550	603,625

			19,790,881

TRANSPORTATION (4.06%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/BBB	250	257,500
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BB	585	559,042
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa2/BBB	867	929,206
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa2/BBB	1,239	1,327,255
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16	WR/NR	346	145,253
The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
TRANSPORTATION (Continued)
ERAC USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	$1,500	$1,804,611
Federal Express Corp., Pass Through Certs, Series 1996, Class B2, 7.84%, 01/30/18(b)	Baa1/BBB	1,000	1,118,020
Federal Express Corp., Sr. Unsec. Notes, 9.65%, 06/15/12	Baa2/BBB	1,750	1,817,764
Norfolk Southern Corp., Sr. Unsec. Notes, 5.75%, 04/01/18	Baa1/BBB+	170	200,415
Stena AB, Sr. Unsec. Notes, 7.00%, 12/01/16(b)	Ba3/BB+	500	457,680

			8,616,746

UTILITIES (4.64%)
Avista Corp., 5.95%, 06/01/18	A3/A-	500	600,791
Avista Corp., 5.125%, 04/01/22	A3/A-	500	575,304
Dominion Resources, Inc., Sr. Unsec. Notes, Series 07-A, 6.00%, 11/30/17	Baa2/A-	500	589,858
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21, 144A(b)	Ba1/BB+	1,000	1,080,000
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Ba1/BBB-	1,000	1,063,371
Georgia Power Co., Sr. Unsec. Notes, 5.40%, 06/01/40	A3/A	110	132,521
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,321,643
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A3/BBB+	500	622,395
NextEra Energy Capital Holding, Inc., Jr. Sub. Notes., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB	500	520,000
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16	Baa1/BBB	500	577,395
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB	1,000	1,147,095
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB	500	623,180

			9,853,553

TOTAL CORPORATE DEBT SECURITIES (Cost of $156,784,541)			174,018,877

ASSET BACKED SECURITIES (0.84%)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 0.564%, 05/25/36, 144A(c)	A3/AAA	61	42,129
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(e)	Aa3/AA+	200	190,765
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(e)	B3/CCC	165	92,883
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	300	319,942
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A	Baa2/BBB	1,105	1,132,945

TOTAL ASSET BACKED SECURITIES (Cost of $1,818,628)			1,778,664

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.64%)
American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 04/15/37, 144A	Aaa/AAA	700	741,890
Banc of America Merrill Lynch Commercial Mortgage, Inc, Series 2006-2, Class AJ, 5.766%, 05/10/45(c)	NA/BBB-	1,000	742,113
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class AM, 5.766%, 05/10/45(c)	NA/A	1,440	1,506,216
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	Aaa/A-	285	302,286
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AM, 5.343%, 12/15/39	A1/BBB	100	90,679
CW Capital Cobalt, Ltd., Series 2007-C2, Class A3, 5.484%, 04/15/47(c)	Aaa/NA	500	537,329
Developers Diversified Realty Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22, 144A	A1/A	500	509,250
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005- LDP5, Class AJ, 5.327%, 12/15/44(c)	Aa3/A	60	58,668
The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006- CB16, Class A4, 5.552%, 05/12/45	Aaa/AAA	$1,000	$1,097,613
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006- CB17, Class AM, 5.464%, 12/12/43	A1/NA	100	98,078
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007- CB20, Class A4, 5.794%, 02/12/51(c)	Aaa/A+	880	968,949
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007- LDPX, Class A3, 5.42%, 01/15/49	Aaa/NA	160	172,968
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.89%, 06/15/38(c)	Aa3/BBB+	2,000	2,037,636
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 02/15/40	NA/A+	970	1,056,923
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	NA/A-	1,375	1,466,656
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM, 5.107%, 07/12/38(c)	Aaa/NA	30	31,459
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AM, 5.782%, 08/12/43(c)	A2/BBB+	1,000	1,001,825
Merrill Lynch Mortgage Trust, Series 2007-CI, Class AM, 5.834%, 06/12/50(c)	NA/BBB-	140	117,768
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	NA/A+	750	825,848
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.79%, 08/12/45, 144A(c)	A3/NA	210	206,296
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	Aaa/AAA	500	539,054

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $11,870,738)			14,109,504

RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.36%)
FHLMC Pool # 170128, 11.50%, 06/01/15	Aaa/AA+	2	2,163
FHLMC Pool # 360019, 10.50%, 12/01/17	Aaa/AA+	3	3,882
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	602	670,107
FHLMC Pool # B11892, 4.50%, 01/01/19	Aaa/AA+	468	505,609
FHLMC Pool # G00182, 9.00%, 09/01/22	Aaa/AA+	6	6,640
FNMA Pool # 124012, 12.50%, 10/01/15	Aaa/AA+	4	3,765
FNMA Pool # 303022, 8.00%, 09/01/24	Aaa/AA+	20	23,640
FNMA Pool # 303136, 8.00%, 01/01/25	Aaa/AA+	12	13,846
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+	6	7,469
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	4	4,060
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	727	826,359
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	970	1,059,593
FNMA Pool # 889554, 6.00%, 04/01/38	Aaa/AA+	320	352,943
FNMA Pool # AH9793, 4.50%, 05/01/41	Aaa/AA+	1,317	1,402,842
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	34	37,696
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	29	34,418
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	31	35,432
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	13	15,629

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $4,516,457)			5,006,093

MUNICIPAL BONDS (1.71%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable- Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	181,902
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	169,100
State of California, Build America Bonds, GO, 7.55%, 04/01/39	A1/A-	500	611,860
State of California, Build America Bonds, GO, 7.625%, 03/01/40	A1/A-	1,500	1,845,525
The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
MUNICIPAL BONDS (Continued)
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A1/A+	$755	$832,856

TOTAL MUNICIPAL BONDS (Cost of $3,267,023)			3,641,243

U.S. TREASURY SECURITIES (5.73%)
U.S. Treasury Bond, 3.875%, 08/15/40	Aaa/AA+	94	112,683
U.S. Treasury Note, 0.875%, 02/29/12	Aaa/AA+	2,350	2,353,121
U.S. Treasury Note, 1.00%, 03/31/12	Aaa/AA+	1,100	1,102,536
U.S. Treasury Note, 0.375%, 09/30/12	Aaa/AA+	2,600	2,604,976
U.S. Treasury Note, 1.50%, 06/30/16	Aaa/AA+	375	387,803
U.S. Treasury Note, 1.50%, 07/31/16	Aaa/AA+	210	217,104
U.S. Treasury Note, 1.00%, 10/31/16	Aaa/AA+	4,000	4,038,752
U.S. Treasury Note, 1.375%, 11/30/18	Aaa/AA+	1,000	1,003,438
U.S. Treasury Note, 3.125%, 05/15/21	Aaa/AA+	310	346,134

TOTAL U.S. TREASURY SECURITIES (Cost of $12,063,647)			12,166,547

GOVERNMENT BOND (0.05%)
Brazilian Government International Bond, Sr. Unsec. Notes, 4.875%, 01/22/21	Baa2/NA	100	111,750

TOTAL GOVERNMENT BOND (Cost of $102,423)			111,750

	Shares
COMMON STOCK (0.02%)
MEDIA (0.01%)
Quad Graphics, Inc.	1,488	21,338

TRANSPORTATION (0.01%)
Delta Air Lines, Inc. (f)	2,202	17,819

TOTAL COMMON STOCK (Cost of $98,309)		39,157

PREFERRED STOCK (0.25%)
Federal Home Loan Mortgage Corp, Series Z, 0.000% (f),(g)	53,779	74,887
US BANCORP, Series A, 3.500% (c)	615	446,490

TOTAL PREFERRED STOCK (Cost of $1,783,939)		521,377

RIGHTS (0.00%)
XO Holdings, Inc., Expire 12/31/99	13	—

TOTAL INVESTMENTS (99.55%)

(Cost $192,305,705)		211,393,212

OTHER ASSETS AND LIABILITIES (0.45%)		948,952

NET ASSETS (100.00%)		$212,342,164

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2011 and may have changed subsequently.

(b)	This security is callable.

(c)	Variable rate security. Rate disclosed is as of December 31, 2011.

(d)	Security is perpetual. Date shown is next call date.

(e)	Multi-Step Coupon. Rate disclosed is as of December 31, 2011.

(f)	Non-income producing security.

(g)	Dividend was discontinued as of September 7, 2008.

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2011, these securities amounted to $43,191,881 or 20.34% of net assets.
The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

* Aggregate cost for Federal income tax purposes is $192,305,705
Gross unrealized appreciation	$23,390,570
Gross unrealized depreciation	(4,303,063)

Net unrealized appreciation	$19,087,507

Legend
Certs. — Certificates
Co. Gty. — Company Guaranty
Debs. — Debentures
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNSF — Government National Mortgage Association (Single Family)
GO — General Obligation
Gtd. -Guaranteed
Jr. — Junior
Ltd. — Limited
NA — Not Available
NR — Not Rated
REIT — Real Estate Investment trust
Sec. — Secured
Sr. — Senior
Sub. — Subordinated
Unsec. — Unsecured
WR — Withdrawn Rating
The accompanying notes are an integral part of this schedule of investments.

CUTWATER SELECT INCOME FUND
Notes to the Quarterly Portfolio of Investments
December 31, 2011
(unaudited)
A. Security Valuation — In valuing the Cutwater Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services.
Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under, procedures established by the Fund’s Board of Trustees. At December 31, 2011, there were no securities valued using fair value procedures.
Fair Value Measurements — The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarch for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valucation levels for major security types. These inputs are summarized in the three broad levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2— Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would used in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assts and liabilities measured at fair value on a recurring basis as of December 31, 2011.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/11	Price	Inputs	Inputs

CORPORATE DEBT SECURITIES	$174,018,877	$—	$174,018,877	$—
ASSET BACKED SECURITIES	1,778,664	—	1,778,664	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	14,109,504	—	14,109,504	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	5,006,093	—	5,006,093	—
MUNICIPAL BONDS	3,641,243	—	3,641,243	—
U.S. TREASURY SECURITIES	12,166,547	—	12,166,547	—
GOVERNMENT BONDS	111,750	—	111,750	—
COMMON STOCK *	39,157	39,157	—	—
PREFERRED STOCK	521,377	521,377	—	—

TOTAL INVESTMENTS	$211,393,212	$560,534	$210,832,678	$—

*	See Schedule of Investments for industry breakout.

CUTWATER SELECT INCOME FUND
Notes to the Quarterly Portfolio of Investments
December 31, 2011 (continued)
(unaudited)
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Corporate Debt
Securities
(Market Value)

Balance as of March 31, 2011	$358,595
Accrued discounts/premiums	(12,014)
Realized gain (loss)	—
Change in unrealized depreciation	(8,387)
Net sales	(338,194)
Transfer out of Level 3	—

Balance as of December 31, 2011	$—

The Fund’s policy is to recognize the values transfers in and transfers out as of the beginning of the fiscal period. As of December 31, 2011, there were no significant transfers between Level 1 and Level 2.
For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cutwater Select Income Fund (formerly, Rivus Bond Fund)

By (Signature and Title)*		/s/ Clifford D. Corso

Clifford D. Corso, President
(principal executive officer)

Date	2/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Clifford D. Corso

Clifford D. Corso, President
(principal executive officer)

Date	2/27/12

By (Signature and Title)*		/s/ Joseph L Sevely

Joseph L Sevely, Treasurer
(principal financial officer)

Date	2/27/12

*	Print the name and title of each signing officer under his or her signature.